Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	RMCP
Entity Registrant Name	REVOLUTIONS MEDICAL CORP
Entity Central Index Key	0001041009
Entity Filer Category	Smaller Reporting Company